NON-CONTROLLING INTERESTS - Continuity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) minesite	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		$ 8,518
Profit (loss), attributable to non-controlling interests		681	$ 585
Cash contributed		40	0
Disbursements		(578)	(846)
Non-controlling interests, ending balance	$ 8,518	$ 8,661	8,518
Number of minesite locations in Tanzania mines | minesite		2
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		$ 8,518	8,450
Acquisitions			329
Profit (loss), attributable to non-controlling interests		681	585
Cash contributed		40
Disbursements		(578)	(846)
Non-controlling interests, ending balance	8,518	$ 8,661	8,518
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		38.50%
Non-controlling interests, beginning balance		$ 6,068	6,061
Acquisitions			0
Profit (loss), attributable to non-controlling interests		548	633
Cash contributed		0
Disbursements		(454)	(626)
Non-controlling interests, ending balance	6,068	$ 6,162	6,068
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		40.00%
Non-controlling interests, beginning balance		$ 1,128	1,189
Acquisitions			0
Profit (loss), attributable to non-controlling interests		63	96
Cash contributed		0
Disbursements		(48)	(157)
Non-controlling interests, ending balance	1,128	$ 1,143	1,128
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		16.00%
Non-controlling interests, beginning balance		$ 321	298
Acquisitions			0
Profit (loss), attributable to non-controlling interests		25	35
Cash contributed		0
Disbursements		(24)	(12)
Non-controlling interests, ending balance	321	$ 322	321
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
Non-controlling interests, beginning balance		$ 739	953
Acquisitions			0
Profit (loss), attributable to non-controlling interests		69	(179)
Cash contributed		0
Disbursements		(48)	(35)
Non-controlling interests, ending balance	739	$ 760	739
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.30%
Non-controlling interests, beginning balance		$ 13	29
Acquisitions			0
Profit (loss), attributable to non-controlling interests		7	0
Cash contributed		0
Disbursements		(4)	(16)
Non-controlling interests, ending balance	$ 13	$ 16	13
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests, beginning balance		$ 329	0
Acquisitions			329
Profit (loss), attributable to non-controlling interests		(31)	0
Cash contributed		40
Disbursements		0	0
Non-controlling interests, ending balance	$ 329	338	329
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		(80)	(80)
Acquisitions			0
Profit (loss), attributable to non-controlling interests		0	0
Cash contributed		0
Disbursements		0	0
Non-controlling interests, ending balance	$ (80)	$ (80)	$ (80)